Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross Carrying Amount	$ 13,000,000	$ 13,000,000	$ 13,000,000
Net Amount		9,547,730
Indefinite Lived Intangible Assets Accumulated Amortization	576,115	312,269	312,269
Intangible Assets, Net (Excluding Goodwill)	11,322,789	11,598,063	12,687,731
Trademarks and Trade Names [Member]
Gross Carrying Amount	3,140,000	3,140,000	3,140,000
Indefinite Lived Intangible Assets Accumulated Amortization
Intangible Assets, Net (Excluding Goodwill)	3,140,000	3,140,000	3,140,000
Indefinite-lived Intangible Assets [Member]
Gross Carrying Amount	3,140,000	3,140,000	3,140,000
Indefinite Lived Intangible Assets Accumulated Amortization
Intangible Assets, Net (Excluding Goodwill)	$ 3,140,000	$ 3,140,000	$ 3,140,000
Customer Relationships [Member]
Useful Life	15 years	15 years	15 years
Weighted Average Remaining Life	14 years 9 months 18 days	14 years 9 months 18 days	14 years 9 months 18 days
Gross Carrying Amount	$ 4,270,000	$ 4,270,000	$ 4,270,000
Accumulated Amortization	126,056	61,555	61,555
Net Amount	$ 4,143,944	$ 4,208,445	$ 4,208,444
Developed Technology [Member]
Useful Life	7 years	7 years	7 years
Weighted Average Remaining Life	6 years 8 months 12 days	6 years 8 months 12 days	6 years 8 months 12 days
Gross Carrying Amount	$ 3,800,000	$ 3,800,000	$ 3,800,000
Accumulated Amortization	290,476	159,524	159,524
Net Amount	$ 3,509,524	$ 3,640,476	$ 3,640,476
Membership Network [Member]
Useful Life	7 years	7 years	7 years
Weighted Average Remaining Life	6 years 8 months 12 days	6 years 8 months 12 days	6 years 8 months 12 days
Gross Carrying Amount	$ 1,740,000	$ 1,740,000	$ 1,740,000
Accumulated Amortization	145,000	82,857	82,857
Net Amount	$ 1,595,000	$ 1,657,143	$ 1,657,143
Noncompete Agreements [Member]
Useful Life	2 years	2 years	2 years
Weighted Average Remaining Life	1 year 8 months 12 days	1 year 8 months 12 days	1 year 8 months 12 days
Gross Carrying Amount	$ 50,000	$ 50,000	$ 50,000
Accumulated Amortization	14,583	8,333	8,333
Net Amount	35,417	41,667	41,667
Finite-Lived Intangible Assets [Member]
Gross Carrying Amount	9,860,000	9,860,000	9,860,000
Accumulated Amortization	576,115	312,269	312,269
Net Amount	$ 9,283,885	$ 9,547,731	$ 9,547,731